February 29, 2008
United States Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549
Re: The Coventry Group
Ladies and Gentleman:
On behalf of PathMaster Domestic Equity Fund (the “Fund”), a series of The Coventry Group (the “Trust”), we hereby file a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934. The proxy relates to the reorganization of the Fund into PathMaster Domestic Equity Fund (the “New Fund”), a new series of Northern Lights Fund Trust (“Northern Lights”). A registration statement on Form N-1A for the New Fund has been filed by Northern Lights pursuant to Section 8(b) of the Investment Company Act of 1940.
Subject to shareholder approval, it is anticipated that the Fund, will merger with and into the New Fund. The New Fund is identical to the Fund. The New Fund will be managed by Wayne Hummer Asset Management Company, the investment adviser to the Fund; and the New Fund’s investment objective, policies and techniques will be identical to the investment objective, policies and techniques of the Fund. The only material changes are that (1) the New Fund will employ an administrator, transfer agent, and distributor different from those employed by the Fund, and (2) the composition of the Board of Trustees of the New Fund. Because shareholders are not being asked to make a new investment decision, Rule 145 under the Securities Act of 1933 and staff no-action letters indicate that an N-14 is not required.
Please call the undersigned at 614-469-3297 with any comments or questions.

Sincerely,
/s/ Michael V. Wible
Michael V. Wible

Michael.Wible@ThompsonHine.com     Phone 614.469.3297     Fax 614.469.3361